Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.99%
Advertising–0.35%
Interpublic Group of Cos., Inc. (The)	483,051	$11,573,902
Omnicom Group, Inc.	159,085	11,683,202
		23,257,104
Aerospace & Defense–2.67%
Axon Enterprise, Inc.(b)	22,815	17,119,463
Boeing Co. (The)(b)	80,153	16,617,320
General Dynamics Corp.	48,952	13,632,643
General Electric Co.	65,274	16,051,529
Howmet Aerospace, Inc.	99,495	16,903,206
Huntington Ingalls Industries, Inc.	66,386	14,808,061
L3Harris Technologies, Inc.	60,916	14,884,216
Lockheed Martin Corp.	27,581	13,304,523
Northrop Grumman Corp.	26,790	12,986,988
RTX Corp.	99,471	13,575,802
Textron, Inc.	175,032	12,957,619
TransDigm Group, Inc.	9,603	14,101,333
		176,942,703
Agricultural & Farm Machinery–0.21%
Deere & Co.	27,003	13,670,539
Agricultural Products & Services–0.40%
Archer-Daniels-Midland Co.	270,356	13,050,084
Bunge Global S.A.	174,052	13,602,164
		26,652,248
Air Freight & Logistics–0.71%
C.H. Robinson Worldwide, Inc.	132,341	12,700,766
Expeditors International of Washington, Inc.	108,697	12,253,413
FedEx Corp.	52,271	11,400,305
United Parcel Service, Inc., Class B	110,432	10,771,537
		47,126,021
Apparel Retail–0.42%
Ross Stores, Inc.	100,605	14,093,754
TJX Cos., Inc. (The)	110,354	14,003,923
		28,097,677
Apparel, Accessories & Luxury Goods–0.64%
lululemon athletica, inc.(b)	40,218	12,735,834
Ralph Lauren Corp.	56,506	15,641,426
Tapestry, Inc.	177,547	13,946,317
		42,323,577
Application Software–2.74%
Adobe, Inc.(b)	29,213	12,126,024
ANSYS, Inc.(b)	40,092	13,263,235
Autodesk, Inc.(b)	50,540	14,965,905
Cadence Design Systems, Inc.(b)	53,209	15,274,708
Fair Isaac Corp.(b)	7,156	12,353,260
Intuit, Inc.	21,532	16,223,716
Palantir Technologies, Inc., Class A(b)	152,162	20,051,908
PTC, Inc.(b)	81,072	13,646,039
Roper Technologies, Inc.	22,471	12,814,537
Shares		Value
Application Software–(continued)
Salesforce, Inc.	44,727	$11,869,204
Synopsys, Inc.(b)	29,432	13,655,859
Tyler Technologies, Inc.(b)	22,383	12,914,767
Workday, Inc., Class A(b)	52,667	13,046,143
		182,205,305
Asset Management & Custody Banks–2.03%
Ameriprise Financial, Inc.	26,491	13,490,277
Bank of New York Mellon Corp. (The)	157,607	13,965,556
BlackRock, Inc.	13,987	13,705,722
Blackstone, Inc., Class A	90,568	12,567,216
Franklin Resources, Inc.(c)	662,591	14,338,469
Invesco Ltd.(d)	834,648	12,069,010
KKR & Co., Inc., Class A	111,292	13,517,526
Northern Trust Corp.	129,577	13,831,049
State Street Corp.	148,419	14,289,781
T. Rowe Price Group, Inc.	136,454	12,770,730
		134,545,336
Automobile Manufacturers–0.67%
Ford Motor Co.	1,327,255	13,776,907
General Motors Co.(e)	265,729	13,182,816
Tesla, Inc.(b)	51,305	17,775,130
		44,734,853
Automotive Parts & Equipment–0.20%
Aptiv PLC (Jersey)(b)	199,630	13,337,280
Automotive Retail–0.57%
AutoZone, Inc.(b)	3,589	13,397,881
CarMax, Inc.(b)	175,466	11,310,538
O’Reilly Automotive, Inc.(b)	9,721	13,293,467
		38,001,886
Biotechnology–1.34%
AbbVie, Inc.	60,022	11,170,694
Amgen, Inc.	40,732	11,738,148
Biogen, Inc.(b)	90,794	11,784,153
Gilead Sciences, Inc.	111,661	12,291,643
Incyte Corp.(b)	187,927	12,226,531
Moderna, Inc.(b)(c)	362,531	9,628,823
Regeneron Pharmaceuticals, Inc.	18,325	8,984,381
Vertex Pharmaceuticals, Inc.(b)	25,692	11,357,149
		89,181,522
Brewers–0.17%
Molson Coors Beverage Co., Class B(c)	214,355	11,487,284
Broadcasting–0.40%
Fox Corp., Class A(c)	155,594	8,548,334
Fox Corp., Class B	94,391	4,745,980
Paramount Global, Class B(c)	1,099,169	13,299,945
		26,594,259
Broadline Retail–0.41%
Amazon.com, Inc.(b)	63,997	13,120,025
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.	195,430	$14,299,613
		27,419,638
Building Products–1.63%
A.O. Smith Corp.	193,912	12,470,481
Allegion PLC	102,698	14,655,004
Builders FirstSource, Inc.(b)	98,319	10,586,990
Carrier Global Corp.	194,533	13,850,750
Johnson Controls International PLC	161,773	16,398,929
Lennox International, Inc.	22,345	12,612,635
Masco Corp.	178,945	11,169,747
Trane Technologies PLC	37,506	16,137,707
		107,882,243
Cable & Satellite–0.41%
Charter Communications, Inc., Class A(b)(c)	36,394	14,421,850
Comcast Corp., Class A	361,706	12,504,177
		26,926,027
Cargo Ground Transportation–0.36%
J.B. Hunt Transport Services, Inc.	82,412	11,442,906
Old Dominion Freight Line, Inc.	77,357	12,390,271
		23,833,177
Casinos & Gaming–0.77%
Caesars Entertainment, Inc. (Acquired 03/19/2021-03/21/2025; Cost $21,248,487)(b)(c)(f)	465,899	12,523,365
Las Vegas Sands Corp.	297,461	12,243,495
MGM Resorts International(b)(c)	410,725	12,999,446
Wynn Resorts Ltd.(c)	148,574	13,451,890
		51,218,196
Commodity Chemicals–0.30%
Dow, Inc.	355,296	9,855,911
LyondellBasell Industries N.V., Class A	175,927	9,938,116
		19,794,027
Communications Equipment–1.00%
Arista Networks, Inc.(b)	158,609	13,741,884
Cisco Systems, Inc.	210,526	13,271,559
F5, Inc.(b)	47,840	13,652,579
Juniper Networks, Inc.	357,438	12,842,747
Motorola Solutions, Inc.	30,828	12,805,335
		66,314,104
Computer & Electronics Retail–0.18%
Best Buy Co., Inc.	175,227	11,614,046
Construction & Engineering–0.26%
Quanta Services, Inc.	51,097	17,503,788
Construction Machinery & Heavy Transportation Equipment– 0.78%
Caterpillar, Inc.	37,644	13,101,242
Cummins, Inc.	38,488	12,373,122
PACCAR, Inc.	124,386	11,673,626
Wabtec Corp.	72,319	14,631,580
		51,779,570
Construction Materials–0.45%
Martin Marietta Materials, Inc.	27,393	14,999,037
Shares		Value
Construction Materials–(continued)
Vulcan Materials Co.	56,031	$14,852,137
		29,851,174
Consumer Electronics–0.18%
Garmin Ltd.	59,035	11,982,334
Consumer Finance–0.64%
American Express Co.	48,814	14,353,757
Capital One Financial Corp.	75,342	14,250,939
Synchrony Financial	237,426	13,687,609
		42,292,305
Consumer Staples Merchandise Retail–1.13%
Costco Wholesale Corp.	13,730	14,281,671
Dollar General Corp.	170,051	16,537,460
Dollar Tree, Inc.(b)	205,562	18,554,026
Target Corp.	118,645	11,153,817
Walmart, Inc.	149,395	14,748,274
		75,275,248
Copper–0.20%
Freeport-McMoRan, Inc.	346,069	13,316,735
Data Center REITs–0.42%
Digital Realty Trust, Inc.	83,922	14,394,302
Equinix, Inc.	14,887	13,231,863
		27,626,165
Data Processing & Outsourced Services–0.21%
Broadridge Financial Solutions, Inc.	56,541	13,729,851
Distillers & Vintners–0.37%
Brown-Forman Corp., Class B(c)	372,175	12,408,315
Constellation Brands, Inc., Class A	69,232	12,343,373
		24,751,688
Distributors–0.56%
Genuine Parts Co.	104,907	13,272,834
LKQ Corp.	299,209	12,108,988
Pool Corp.(c)	38,184	11,477,728
		36,859,550
Diversified Banks–1.64%
Bank of America Corp.	318,926	14,074,204
Citigroup, Inc.	187,320	14,108,942
Fifth Third Bancorp	330,351	12,616,105
JPMorgan Chase & Co.	55,851	14,744,664
KeyCorp	822,247	13,040,837
PNC Financial Services Group, Inc. (The)	74,431	12,936,852
U.S. Bancorp	305,384	13,311,689
Wells Fargo & Co.	184,656	13,808,576
		108,641,869
Diversified Financial Services–0.19%
Apollo Global Management, Inc.	94,340	12,329,295
Diversified Support Services–0.41%
Cintas Corp.	66,221	14,999,057
Copart, Inc.(b)	239,976	12,353,964
		27,353,021
Drug Retail–0.19%
Walgreens Boots Alliance, Inc.	1,136,462	12,785,198
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–3.53%
Alliant Energy Corp.	204,703	$12,738,668
American Electric Power Co., Inc.	123,625	12,793,951
Constellation Energy Corp.	59,106	18,095,302
Duke Energy Corp.	109,125	12,846,195
Edison International	229,424	12,767,446
Entergy Corp.	154,021	12,826,869
Evergy, Inc.	191,981	12,749,458
Eversource Energy	214,103	13,876,015
Exelon Corp.	298,719	13,089,867
FirstEnergy Corp.	333,116	13,970,885
NextEra Energy, Inc.	174,554	12,330,495
NRG Energy, Inc.	137,649	21,459,479
PG&E Corp.	784,733	13,246,293
Pinnacle West Capital Corp.(c)	139,519	12,728,318
PPL Corp.	374,695	13,020,651
Southern Co. (The)	143,530	12,917,700
Xcel Energy, Inc.	184,871	12,959,457
		234,417,049
Electrical Components & Equipment–1.24%
AMETEK, Inc.	71,826	12,838,179
Eaton Corp. PLC	43,584	13,955,597
Emerson Electric Co.	114,836	13,709,122
Generac Holdings, Inc.(b)	96,963	11,842,091
Hubbell, Inc.	38,030	14,815,728
Rockwell Automation, Inc.	48,586	15,331,312
		82,492,029
Electronic Components–0.48%
Amphenol Corp., Class A	202,584	18,218,379
Corning, Inc.	280,362	13,903,152
		32,121,531
Electronic Equipment & Instruments–0.80%
Keysight Technologies, Inc.(b)	84,890	13,331,126
Teledyne Technologies, Inc.(b)	26,223	13,081,606
Trimble, Inc.(b)	188,961	13,467,250
Zebra Technologies Corp., Class A(b)	45,592	13,211,194
		53,091,176
Electronic Manufacturing Services–0.45%
Jabil, Inc.	94,917	15,947,005
TE Connectivity PLC (Switzerland)	88,897	14,229,743
		30,176,748
Environmental & Facilities Services–0.84%
Republic Services, Inc.	55,190	14,199,835
Rollins, Inc.	251,747	14,412,516
Veralto Corp.	133,380	13,475,381
Waste Management, Inc.	57,115	13,763,002
		55,850,734
Fertilizers & Agricultural Chemicals–0.73%
CF Industries Holdings, Inc.	163,794	14,857,754
Corteva, Inc.	215,735	15,274,038
Mosaic Co. (The)(e)	515,528	18,631,182
		48,762,974
Financial Exchanges & Data–2.08%
Cboe Global Markets, Inc.	61,047	13,987,089
CME Group, Inc., Class A	49,580	14,328,620
Shares		Value
Financial Exchanges & Data–(continued)
Coinbase Global, Inc., Class A(b)(c)	58,383	$14,398,415
FactSet Research Systems, Inc.	29,610	13,569,079
Intercontinental Exchange, Inc.	75,307	13,540,199
MarketAxess Holdings, Inc.	61,506	13,310,513
Moody’s Corp.	28,789	13,799,143
MSCI, Inc.	23,352	13,170,995
Nasdaq, Inc.	174,409	14,570,128
S&P Global, Inc.	26,613	13,648,743
		138,322,924
Food Distributors–0.19%
Sysco Corp.	172,846	12,617,758
Food Retail–0.20%
Kroger Co. (The)	195,851	13,362,914
Footwear–0.32%
Deckers Outdoor Corp.(b)	104,692	11,047,100
NIKE, Inc., Class B	172,769	10,468,074
		21,515,174
Gas Utilities–0.20%
Atmos Energy Corp.	86,492	13,378,583
Gold–0.23%
Newmont Corp.	291,734	15,380,216
Health Care Distributors–0.86%
Cardinal Health, Inc.	100,357	15,499,135
Cencora, Inc.	50,112	14,594,619
Henry Schein, Inc.(b)(c)	181,990	12,737,480
McKesson Corp.	19,867	14,294,505
		57,125,739
Health Care Equipment–3.20%
Abbott Laboratories	97,700	13,050,766
Baxter International, Inc.	369,904	11,282,072
Becton, Dickinson and Co.	56,868	9,814,848
Boston Scientific Corp.(b)	132,010	13,895,373
DexCom, Inc.(b)	179,880	15,433,704
Edwards Lifesciences Corp.(b)	185,789	14,532,416
GE HealthCare Technologies, Inc.	151,750	10,704,445
Hologic, Inc.(b)	208,321	12,951,316
IDEXX Laboratories, Inc.(b)	30,865	15,844,856
Insulet Corp.(b)	51,246	16,656,487
Intuitive Surgical, Inc.(b)	25,596	14,137,695
Medtronic PLC	139,093	11,541,937
ResMed, Inc.	57,799	14,148,617
STERIS PLC	56,709	13,905,614
Stryker Corp.	34,984	13,386,278
Zimmer Biomet Holdings, Inc.	122,354	11,277,368
		212,563,792
Health Care Facilities–0.45%
HCA Healthcare, Inc.	40,683	15,516,089
Universal Health Services, Inc., Class B	76,396	14,541,979
		30,058,068
Health Care REITs–0.69%
Alexandria Real Estate Equities, Inc.	129,098	9,061,389
Healthpeak Properties, Inc.	630,118	10,970,354
Ventas, Inc.	191,837	12,331,282
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	86,364	$13,324,238
		45,687,263
Health Care Services–0.97%
Cigna Group (The)	40,921	12,957,225
CVS Health Corp.	196,305	12,571,372
DaVita, Inc.(b)(c)	89,241	12,159,979
Labcorp Holdings, Inc.	53,744	13,380,644
Quest Diagnostics, Inc.	76,483	13,257,563
		64,326,783
Health Care Supplies–0.57%
Align Technology, Inc.(b)	77,343	13,994,443
Cooper Cos., Inc. (The)(b)	160,976	10,991,441
Solventum Corp.(b)(c)	171,981	12,570,091
		37,555,975
Heavy Electrical Equipment–0.30%
GE Vernova, Inc.	42,615	20,156,043
Home Furnishings–0.17%
Mohawk Industries, Inc.(b)	112,235	11,291,963
Home Improvement Retail–0.38%
Home Depot, Inc. (The)	34,899	12,852,953
Lowe’s Cos., Inc.	55,745	12,583,319
		25,436,272
Homebuilding–0.71%
D.R. Horton, Inc.	98,923	11,678,849
Lennar Corp., Class A	107,024	11,353,106
NVR, Inc.(b)	1,731	12,317,675
PulteGroup, Inc.	122,945	12,052,298
		47,401,928
Homefurnishing Retail–0.18%
Williams-Sonoma, Inc.	72,774	11,771,922
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.	842,381	13,048,482
Hotels, Resorts & Cruise Lines–1.69%
Airbnb, Inc., Class A(b)	100,581	12,974,949
Booking Holdings, Inc.	2,893	15,966,265
Carnival Corp.(b)	652,737	15,156,553
Expedia Group, Inc.	78,319	13,059,693
Hilton Worldwide Holdings, Inc.	55,728	13,845,064
Marriott International, Inc., Class A	52,206	13,773,509
Norwegian Cruise Line Holdings Ltd.(b)(c)	669,563	11,817,787
Royal Caribbean Cruises Ltd.	61,383	15,773,590
		112,367,410
Household Products–0.93%
Church & Dwight Co., Inc.	116,742	11,476,906
Clorox Co. (The)	86,295	11,380,585
Colgate-Palmolive Co.	140,149	13,025,448
Kimberly-Clark Corp.	90,935	13,072,816
Procter & Gamble Co. (The)	75,597	12,843,174
		61,798,929
Human Resource & Employment Services–0.87%
Automatic Data Processing, Inc.	43,268	14,085,032
Shares		Value
Human Resource & Employment Services–(continued)
Dayforce, Inc.(b)(c)	238,672	$14,100,742
Paychex, Inc.	87,777	13,860,866
Paycom Software, Inc.	61,621	15,965,385
		58,012,025
Independent Power Producers & Energy Traders–0.42%
AES Corp. (The)	1,075,942	10,856,255
Vistra Corp.	104,399	16,763,347
		27,619,602
Industrial Conglomerates–0.40%
3M Co.	84,720	12,568,212
Honeywell International, Inc.	61,684	13,981,912
		26,550,124
Industrial Gases–0.38%
Air Products and Chemicals, Inc.	43,198	12,048,354
Linde PLC	28,212	13,191,367
		25,239,721
Industrial Machinery & Supplies & Components–2.29%
Dover Corp.	70,033	12,448,366
Fortive Corp.	172,283	12,092,544
IDEX Corp.	69,974	12,658,996
Illinois Tool Works, Inc.	50,650	12,413,302
Ingersoll Rand, Inc.	156,196	12,751,842
Nordson Corp.	62,166	13,178,570
Otis Worldwide Corp.	127,398	12,147,399
Parker-Hannifin Corp.	20,760	13,799,172
Pentair PLC	148,800	14,757,984
Snap-on, Inc.	39,091	12,538,438
Stanley Black & Decker, Inc.(c)	156,571	10,244,441
Xylem, Inc.	103,609	13,058,878
		152,089,932
Industrial REITs–0.18%
Prologis, Inc.	109,985	11,944,371
Insurance Brokers–0.95%
Aon PLC, Class A	31,956	11,890,189
Arthur J. Gallagher & Co.	39,155	13,604,013
Brown & Brown, Inc.	108,530	12,253,037
Marsh & McLennan Cos., Inc.	55,387	12,941,726
Willis Towers Watson PLC	39,640	12,548,042
		63,237,007
Integrated Oil & Gas–0.52%
Chevron Corp.	83,372	11,396,952
Exxon Mobil Corp.	116,635	11,931,761
Occidental Petroleum Corp.	276,103	11,259,480
		34,588,193
Integrated Telecommunication Services–0.41%
AT&T, Inc.	494,883	13,757,747
Verizon Communications, Inc.	298,860	13,137,886
		26,895,633
Interactive Home Entertainment–0.41%
Electronic Arts, Inc.	93,508	13,444,580
Take-Two Interactive Software, Inc.(b)	61,989	14,026,871
		27,471,451
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Media & Services–0.58%
Alphabet, Inc., Class A	41,813	$7,180,965
Alphabet, Inc., Class C	33,759	5,835,243
Match Group, Inc.	414,066	12,397,136
Meta Platforms, Inc., Class A	20,545	13,302,682
		38,716,026
Internet Services & Infrastructure–0.60%
Akamai Technologies, Inc.(b)	159,784	12,132,399
GoDaddy, Inc., Class A(b)	73,006	13,298,043
VeriSign, Inc.	54,025	14,720,192
		40,150,634
Investment Banking & Brokerage–0.86%
Charles Schwab Corp. (The)	171,497	15,150,045
Goldman Sachs Group, Inc. (The)	23,758	14,265,491
Morgan Stanley	111,652	14,294,806
Raymond James Financial, Inc.	90,126	13,246,719
		56,957,061
IT Consulting & Other Services–0.94%
Accenture PLC, Class A (Ireland)	39,245	12,433,601
Cognizant Technology Solutions Corp., Class A	160,116	12,967,795
EPAM Systems, Inc.(b)	67,719	11,816,288
Gartner, Inc.(b)	27,685	12,082,288
International Business Machines Corp.	50,990	13,209,469
		62,509,441
Leisure Products–0.21%
Hasbro, Inc.	205,762	13,726,383
Life & Health Insurance–0.94%
Aflac, Inc.	121,583	12,588,704
Globe Life, Inc.	104,032	12,678,380
MetLife, Inc.	160,754	12,632,049
Principal Financial Group, Inc.	155,167	12,085,958
Prudential Financial, Inc.	119,978	12,464,514
		62,449,605
Life Sciences Tools & Services–1.66%
Agilent Technologies, Inc.	106,203	11,886,240
Bio-Techne Corp.	210,894	10,207,270
Charles River Laboratories International, Inc.(b)	74,463	10,099,417
Danaher Corp.	62,101	11,792,980
IQVIA Holdings, Inc.(b)	68,640	9,632,251
Mettler-Toledo International, Inc.(b)	10,467	12,094,828
Revvity, Inc.(c)	114,136	10,320,177
Thermo Fisher Scientific, Inc.	24,771	9,978,254
Waters Corp.(b)	34,113	11,913,624
West Pharmaceutical Services, Inc.	56,765	11,968,900
		109,893,941
Managed Health Care–0.85%
Centene Corp.(b)	217,765	12,290,657
Elevance Health, Inc.	30,967	11,886,373
Humana, Inc.	51,095	11,911,777
Molina Healthcare, Inc.(b)	40,411	12,326,972
UnitedHealth Group, Inc.	26,456	7,987,331
		56,403,110
Shares		Value
Metal, Glass & Plastic Containers–0.20%
Ball Corp.	248,261	$13,301,824
Movies & Entertainment–1.08%
Live Nation Entertainment, Inc.(b)(c)	103,550	14,206,025
Netflix, Inc.(b)	13,840	16,708,063
TKO Group Holdings, Inc.	86,430	13,639,518
Walt Disney Co. (The)	128,882	14,568,821
Warner Bros. Discovery, Inc.(b)	1,229,660	12,259,710
		71,382,137
Multi-Family Residential REITs–1.13%
AvalonBay Communities, Inc.	60,600	12,530,262
Camden Property Trust	107,503	12,630,528
Equity Residential	184,551	12,944,407
Essex Property Trust, Inc.	43,458	12,337,726
Mid-America Apartment Communities, Inc.	78,682	12,325,535
UDR, Inc.	296,215	12,272,188
		75,040,646
Multi-line Insurance–0.20%
American International Group, Inc.	158,353	13,402,998
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(b)	25,667	12,935,141
Multi-Utilities–1.99%
Ameren Corp.	130,615	12,653,981
CenterPoint Energy, Inc.(c)	368,406	13,719,440
CMS Energy Corp.	178,818	12,558,388
Consolidated Edison, Inc.	124,009	12,957,700
Dominion Energy, Inc.	236,939	13,427,333
DTE Energy Co.	96,897	13,240,975
NiSource, Inc.	326,035	12,891,424
Public Service Enterprise Group, Inc.	159,964	12,961,883
Sempra	184,603	14,507,950
WEC Energy Group, Inc.	121,524	13,056,539
		131,975,613
Office REITs–0.20%
BXP, Inc.(c)	192,592	12,967,219
Oil & Gas Equipment & Services–0.48%
Baker Hughes Co., Class A	299,632	11,101,365
Halliburton Co.(c)	515,112	10,091,044
Schlumberger N.V.	317,812	10,503,687
		31,696,096
Oil & Gas Exploration & Production–1.78%
APA Corp.(c)	647,451	11,013,141
ConocoPhillips	130,213	11,113,680
Coterra Energy, Inc.	467,439	11,363,442
Devon Energy Corp.	366,285	11,083,784
Diamondback Energy, Inc.	86,854	11,686,206
EOG Resources, Inc.	102,425	11,120,282
EQT Corp.	260,028	14,335,344
Expand Energy Corp.	126,248	14,661,180
Hess Corp.	88,373	11,682,027
Texas Pacific Land Corp.(c)	9,376	10,445,145
		118,504,231
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Refining & Marketing–0.60%
Marathon Petroleum Corp.	92,826	$14,920,851
Phillips 66	103,347	11,727,817
Valero Energy Corp.	101,680	13,113,670
		39,762,338
Oil & Gas Storage & Transportation–0.74%
Kinder Morgan, Inc.	479,956	13,457,966
ONEOK, Inc.	136,909	11,067,724
Targa Resources Corp.	68,052	10,747,452
Williams Cos., Inc. (The)	226,080	13,680,101
		48,953,243
Other Specialized REITs–0.41%
Iron Mountain, Inc.	147,235	14,533,567
VICI Properties, Inc.	396,646	12,577,645
		27,111,212
Other Specialty Retail–0.45%
Tractor Supply Co.(c)	243,093	11,765,701
Ulta Beauty, Inc.(b)	38,661	18,227,115
		29,992,816
Packaged Foods & Meats–2.21%
Conagra Brands, Inc.	491,254	11,244,804
General Mills, Inc.	212,034	11,504,965
Hershey Co. (The)(c)	74,461	11,965,138
Hormel Foods Corp.	435,606	13,364,392
J.M. Smucker Co. (The)	114,639	12,909,498
Kellanova	154,677	12,780,961
Kraft Heinz Co. (The)	420,080	11,228,738
Lamb Weston Holdings, Inc.	248,068	13,837,233
McCormick & Co., Inc.	156,081	11,351,771
Mondelez International, Inc., Class A	195,881	13,220,009
The Campbell’s Company(c)	329,922	11,230,545
Tyson Foods, Inc., Class A	211,645	11,885,983
		146,524,037
Paper & Plastic Packaging Products & Materials–0.92%
Amcor PLC	1,281,810	11,677,289
Avery Dennison Corp.	71,887	12,776,476
International Paper Co.	251,400	12,019,434
Packaging Corp. of America	64,513	12,461,976
Smurfit WestRock PLC	287,647	12,463,745
		61,398,920
Passenger Airlines–0.63%
Delta Air Lines, Inc.	280,980	13,596,622
Southwest Airlines Co.(c)	422,870	14,115,401
United Airlines Holdings, Inc.(b)	175,661	13,955,388
		41,667,411
Passenger Ground Transportation–0.23%
Uber Technologies, Inc.(b)	178,769	15,045,199
Personal Care Products–0.39%
Estee Lauder Cos., Inc. (The), Class A	191,577	12,824,165
Kenvue, Inc.	551,729	13,169,771
		25,993,936
Pharmaceuticals–1.22%
Bristol-Myers Squibb Co.	212,342	10,251,872
Eli Lilly and Co.	15,376	11,342,414
Shares		Value
Pharmaceuticals–(continued)
Johnson & Johnson	78,160	$12,131,213
Merck & Co., Inc.	136,351	10,477,211
Pfizer, Inc.	495,075	11,629,312
Viatris, Inc.	1,377,525	12,108,445
Zoetis, Inc.	78,725	13,275,396
		81,215,863
Property & Casualty Insurance–2.23%
Allstate Corp. (The)	64,203	13,474,284
Arch Capital Group Ltd.	142,760	13,567,910
Assurant, Inc.	63,143	12,816,766
Chubb Ltd.	44,821	13,320,801
Cincinnati Financial Corp.	90,941	13,715,722
Erie Indemnity Co., Class A(c)	30,378	10,890,817
Hartford Insurance Group, Inc. (The)	109,936	14,274,090
Loews Corp.	151,548	13,531,721
Progressive Corp. (The)	45,859	13,066,605
Travelers Cos., Inc. (The)	50,511	13,925,883
W.R. Berkley Corp.	206,799	15,445,817
		148,030,416
Publishing–0.20%
News Corp., Class A	354,258	10,004,246
News Corp., Class B(c)	104,269	3,411,682
		13,415,928
Rail Transportation–0.59%
CSX Corp.	430,740	13,607,077
Norfolk Southern Corp.	55,111	13,619,030
Union Pacific Corp.	53,596	11,880,089
		39,106,196
Real Estate Services–0.37%
CBRE Group, Inc., Class A(b)	100,034	12,506,250
CoStar Group, Inc.(b)	165,605	12,181,904
		24,688,154
Regional Banks–0.99%
Citizens Financial Group, Inc.	314,513	12,690,600
Huntington Bancshares, Inc.	874,804	13,673,186
M&T Bank Corp.	73,972	13,510,246
Regions Financial Corp.	604,386	12,958,036
Truist Financial Corp.	319,488	12,619,776
		65,451,844
Reinsurance–0.19%
Everest Group Ltd.	36,602	12,707,848
Research & Consulting Services–0.83%
Amentum Holdings, Inc.(b)	6,419	132,615
Equifax, Inc.	53,173	14,047,775
Jacobs Solutions, Inc.	104,580	13,208,454
Leidos Holdings, Inc.	95,272	14,149,797
Verisk Analytics, Inc.	44,191	13,882,161
		55,420,802
Restaurants–1.37%
Chipotle Mexican Grill, Inc.(b)	254,315	12,736,095
Darden Restaurants, Inc.	67,055	14,363,852
Domino’s Pizza, Inc.	29,012	13,746,466
DoorDash, Inc., Class A(b)	67,814	14,149,391
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
McDonald’s Corp.	42,514	$13,343,019
Starbucks Corp.	128,973	10,827,283
Yum! Brands, Inc.	82,439	11,866,270
		91,032,376
Retail REITs–0.96%
Federal Realty Investment Trust	131,058	12,513,418
Kimco Realty Corp.	609,888	12,966,219
Realty Income Corp.	225,800	12,784,796
Regency Centers Corp.	176,783	12,754,893
Simon Property Group, Inc.	76,756	12,516,601
		63,535,927
Self-Storage REITs–0.39%
Extra Space Storage, Inc.	85,300	12,893,095
Public Storage	41,945	12,936,257
		25,829,352
Semiconductor Materials & Equipment–0.93%
Applied Materials, Inc.	85,392	13,385,196
Enphase Energy, Inc.(b)	217,198	8,989,825
KLA Corp.	18,707	14,158,954
Lam Research Corp.	166,189	13,426,410
Teradyne, Inc.	146,743	11,534,000
		61,494,385
Semiconductors–2.84%
Advanced Micro Devices, Inc.(b)	126,285	13,983,538
Analog Devices, Inc.	61,602	13,181,596
Broadcom, Inc.	65,532	15,863,331
First Solar, Inc.(b)(c)	93,563	14,790,439
Intel Corp.	615,493	12,032,888
Microchip Technology, Inc.	245,248	14,234,194
Micron Technology, Inc.	133,971	12,654,901
Monolithic Power Systems, Inc.	21,833	14,451,263
NVIDIA Corp.	109,975	14,860,922
NXP Semiconductors N.V. (Netherlands)	62,257	11,899,180
ON Semiconductor Corp.(b)(c)	297,045	12,481,831
QUALCOMM, Inc.	83,301	12,095,305
Skyworks Solutions, Inc.	187,597	12,949,821
Texas Instruments, Inc.	72,445	13,246,568
		188,725,777
Single-Family Residential REITs–0.20%
Invitation Homes, Inc.	384,543	12,959,099
Soft Drinks & Non-alcoholic Beverages–0.79%
Coca-Cola Co. (The)	181,990	13,121,479
Keurig Dr Pepper, Inc.	387,943	13,062,041
Monster Beverage Corp.(b)	233,977	14,962,829
PepsiCo, Inc.	85,903	11,291,949
		52,438,298
Specialty Chemicals–1.25%
Albemarle Corp.(c)	174,396	9,724,321
DuPont de Nemours, Inc.	168,588	11,261,678
Eastman Chemical Co.	137,738	10,794,527
Ecolab, Inc.	49,880	13,249,126
International Flavors & Fragrances, Inc.	160,004	12,249,906
PPG Industries, Inc.	114,691	12,707,763
Shares		Value
Specialty Chemicals–(continued)
Sherwin-Williams Co. (The)	36,386	$13,055,661
		83,042,982
Steel–0.35%
Nucor Corp.	97,266	10,637,010
Steel Dynamics, Inc.	103,039	12,681,010
		23,318,020
Systems Software–1.54%
CrowdStrike Holdings, Inc., Class A(b)	36,707	17,302,578
Fortinet, Inc.(b)	129,974	13,228,754
Gen Digital, Inc.	476,718	13,576,929
Microsoft Corp.	33,209	15,288,095
Oracle Corp.	84,355	13,963,283
Palo Alto Networks, Inc.(b)	70,919	13,646,234
ServiceNow, Inc.(b)	15,097	15,264,426
		102,270,299
Technology Distributors–0.21%
CDW Corp.	76,373	13,774,634
Technology Hardware, Storage & Peripherals–1.67%
Apple, Inc.	58,662	11,782,263
Dell Technologies, Inc., Class C	134,578	14,974,494
Hewlett Packard Enterprise Co.	843,498	14,575,645
HP, Inc.	447,080	11,132,292
NetApp, Inc.	139,124	13,795,536
Seagate Technology Holdings PLC(c)	146,760	17,308,874
Super Micro Computer, Inc.(b)(c)	301,697	12,073,914
Western Digital Corp.(b)	296,285	15,273,492
		110,916,510
Telecom Tower REITs–0.61%
American Tower Corp.	61,582	13,218,576
Crown Castle, Inc.	133,575	13,404,251
SBA Communications Corp., Class A	58,797	13,634,437
		40,257,264
Timber REITs–0.17%
Weyerhaeuser Co.	434,861	11,267,249
Tobacco–0.43%
Altria Group, Inc.	220,177	13,344,928
Philip Morris International, Inc.	84,114	15,190,147
		28,535,075
Trading Companies & Distributors–0.65%
Fastenal Co.	334,999	13,848,859
United Rentals, Inc.	20,888	14,796,641
W.W. Grainger, Inc.	13,146	14,297,064
		42,942,564
Transaction & Payment Processing Services–1.54%
Corpay, Inc.(b)	38,118	12,392,543
Fidelity National Information Services, Inc.	186,853	14,875,367
Fiserv, Inc.(b)	60,229	9,804,679
Global Payments, Inc.	136,763	10,340,650
Jack Henry & Associates, Inc.	73,515	13,318,713
Mastercard, Inc., Class A	24,261	14,207,242
PayPal Holdings, Inc.(b)	185,491	13,036,307
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Transaction & Payment Processing Services–(continued)
Visa, Inc., Class A	38,241	$13,965,231
		101,940,732
Water Utilities–0.19%
American Water Works Co., Inc.	90,362	12,919,055
Wireless Telecommunication Services–0.18%
T-Mobile US, Inc.	49,796	12,060,591
Total Common Stocks & Other Equity Interests (Cost $3,320,484,999)		6,572,723,739
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(g)	21,720,150	21,720,150
Invesco Treasury Portfolio, Institutional Class, 4.22%(d)(g)	40,337,321	40,337,321
Total Money Market Funds (Cost $62,057,471)		62,057,471
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $3,382,542,470)		6,634,781,210
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.21%
Invesco Private Government Fund, 4.29%(d)(g)(h)	77,484,198	$77,484,198
Invesco Private Prime Fund, 4.45%(d)(g)(h)	201,712,846	201,753,188
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $279,238,657)		279,237,386
TOTAL INVESTMENTS IN SECURITIES–104.13% (Cost $3,661,781,127)		6,914,018,596
OTHER ASSETS LESS LIABILITIES—(4.13)%		(274,496,374)
NET ASSETS–100.00%		$6,639,522,222
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco Ltd.	$14,926,594	$1,528,817	$(2,320,751)	$(2,093,761)	$28,111	$12,069,010	$506,424
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	7,036,397	217,483,648	(202,799,895)	-	-	21,720,150	458,482
Invesco Treasury Portfolio, Institutional Class	13,067,231	403,898,203	(376,628,113)	-	-	40,337,321	843,104
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	59,009,923	756,284,809	(737,810,534)	-	-	77,484,198	2,507,436*
Invesco Private Prime Fund	159,152,653	1,660,791,730	(1,618,142,138)	(3,123)	(45,934)	201,753,188	6,769,490*
Total	$253,192,798	$3,039,987,207	$(2,937,701,431)	$(2,096,884)	$(17,823)	$353,363,867	$11,084,936

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Equal Weight Index	497	June-2025	$71,021,300	$323,849	$323,849
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,572,723,739	$—	$—	$6,572,723,739
Money Market Funds	62,057,471	279,237,386	—	341,294,857
Total Investments in Securities	6,634,781,210	279,237,386	—	6,914,018,596
Other Investments - Assets*
Futures Contracts	323,849	—	—	323,849
Total Investments	$6,635,105,059	$279,237,386	$—	$6,914,342,445

*	Unrealized appreciation.
Invesco Equally-Weighted S&P 500 Fund